Fair Value Measurements (Narrative) (Detail) (USD $)	0 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended		0 Months Ended
	Nov. 16, 2012	Sep. 30, 2014	Nov. 16, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 13, 2013	May 31, 2013	Jul. 01, 2014	Feb. 19, 2014
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Senior Notes	$ 1,305,000,000	$ 1,863,413,000	$ 1,305,000,000	$ 1,762,049,000	$ 1,333,000,000
Outstanding Principal		1,855,000,000		1,755,000,000	1,333,000,000
6.375% Senior Secured Notes Due 2019 [Member]
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Senior Notes	925,000,000	925,000,000	925,000,000	925,000,000	925,000,000
Convertible note, stated maturity date	Dec. 01, 2019	Dec. 01, 2019	Dec. 01, 2019	Dec. 01, 2019	Dec. 01, 2019
Convertible note interest rate	6.375%	6.375%	6.375%	6.375%	6.375%
Outstanding Principal		925,000,000		925,000,000	925,000,000
8.75% Senior Notes Due 2020 [Member]
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Senior Notes	380,000,000	938,413,000	380,000,000	837,049,000	380,000,000	250,000,000	200,000,000	100,000,000
Convertible note, stated maturity date	Dec. 01, 2020	Dec. 01, 2020	Dec. 01, 2020	Dec. 01, 2020	Dec. 01, 2020	Dec. 01, 2020	Dec. 01, 2020
Convertible note interest rate	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%
Outstanding Principal		930,000,000		830,000,000	380,000,000
Senior Secured Notes [Member]
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Convertible note, stated maturity date	Dec. 01, 2019
Notes payable, fair value disclosure		898,400,000		941,200,000
Outstanding Principal		925,000,000		925,000,000
Senior Notes [Member]
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Convertible note, stated maturity date	Dec. 01, 2020						Dec. 01, 2020
Notes payable, fair value disclosure		846,300,000		844,500,000
Outstanding Principal		930,000,000		830,000,000
Preferred Stock [Member]
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Preferred stock		3,000,000
Gains (losses) recognized on investment		0
Convertible Debt Securities [Member]
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Notes receivable, fair value disclosure									3,000,000
Convertible note, stated maturity date		Feb. 19, 2015
Convertible note interest rate terms		Bore interest equal to the greater of (a) 0.5% or (b) annual interest rates
Convertible note interest rate									0.50%
Significant Other Observable Inputs (Level 2) [Member] | Senior Subordinated Notes [Member]
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Senior Notes				941,188,000	917,980,000
Significant Other Observable Inputs (Level 2) [Member] | Senior Notes [Member]
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Senior Notes				844,525,000	374,478,000
Carrying Value [Member] | Senior Subordinated Notes [Member] | 6.375% Senior Secured Notes Due 2019 [Member]
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Senior Notes				925,000,000	925,000,000
Carrying Value [Member] | Senior Notes [Member] | 8.75% Senior Notes Due 2020 [Member]
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Senior Notes				830,000,000	380,000,000
Significant Unobservable Inputs (Level 3) [Member] | Smartrove Acquisition [Member]
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value inputs, estimated earnings, discount rates and weighted average cost of capital				25.00%
Significant Unobservable Inputs (Level 3) [Member] | Space Monkey Acquisition [Member]
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value inputs, estimated earnings, discount rates and weighted average cost of capital		20.00%
Fair value inputs, internal rate of return		25.00%
Significant Unobservable Inputs (Level 3) [Member] | Minimum [Member]
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value inputs, estimated earnings, discount rates and weighted average cost of capital				8.00%
Significant Unobservable Inputs (Level 3) [Member] | Minimum [Member] | Wildfire Acquisition [Member]
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value inputs, estimated earnings, discount rates and weighted average cost of capital		12.00%
Significant Unobservable Inputs (Level 3) [Member] | Maximum [Member]
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value inputs, estimated earnings, discount rates and weighted average cost of capital				14.00%
Significant Unobservable Inputs (Level 3) [Member] | Maximum [Member] | Wildfire Acquisition [Member]
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value inputs, estimated earnings, discount rates and weighted average cost of capital		20.00%
Significant Unobservable Inputs (Level 3) [Member] | Preferred Stock [Member]
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Preferred stock		$ 3,000,000